COMMITMENTS AND LEASES	12 Months Ended
Dec. 28, 2019
COMMITMENTS AND LEASES
COMMITMENTS AND LEASES

NOTE 7. COMMITMENTS AND LEASES

Supplemental cost information related to leases is shown below.

(In millions)	2019
Operating lease cost	$65.4

Lease costs related to finance leases were immaterial in 2019.

Supplemental balance sheet information related to leases is shown below.

(In millions)	Balance Sheet Location	2019
Assets
Operating	Other assets	$138.1
Finance(1)	Property, plant and equipment, net	36.1
Total leased assets		$174.2

Liabilities
Current:
Operating	Other current liabilities	$41.4
Finance	Short-term borrowings and current portion of long-term debt and finance leases	4.5
Non-current:
Operating	Long-term retirement benefits and other liabilities	98.9
Finance	Long-term debt and finance leases	24.0
Total lease liabilities		$168.8
(1)	Finance lease assets are net of accumulated amortization of $5.7 million as of December 28, 2019.

Supplemental cash flow information related to leases is shown below.

(In millions)	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$53.1
Operating lease assets obtained in exchange for operating lease liabilities	32.6

Cash flows related to finance leases were immaterial in 2019.

Weighted average remaining lease term and discount rate information related to leases is shown below.

2019
Weighted average remaining lease term (in years):
Operating	5.5
Finance	4.1
Weighted average discount rate (percentage):
Operating	4.9%
Finance	3.1

Operating and finance lease liabilities by maturity date from December 28, 2019 are shown below.

(In millions)	Operating Leases	Finance Leases
2020	$46.0	$5.7
2021	35.2	12.5
2022	22.4	4.5
2023	15.2	4.1
2024	11.1	3.9
2025 and thereafter	29.8	.9
Total lease payments	159.7	31.6
Less: imputed interest	(19.4)	(3.1)
Present value of lease liabilities	$140.3	$28.5

As of December 28, 2019, we had no significant operating or finance leases that had not yet commenced.

Rent expense for operating leases was approximately $66 million in 2018 and $64 million in 2017.